Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Automobiles & Components 3.6%
BorgWarner, Inc.	4,147	138,385
Gentex Corp.	7,800	218,166
		356,551

Banks 2.4%
M&T Bank Corp.	1,495	238,288

Capital Goods 14.7%
Generac Holdings, Inc. *	896	188,680
Kennametal, Inc.	7,408	172,088
Masco Corp.	2,130	107,778
nVent Electric plc	6,768	212,041
Resideo Technologies, Inc. *	13,561	263,355
Sensata Technologies Holding plc	4,155	171,643
Simpson Manufacturing Co., Inc.	1,145	115,198
Snap-on, Inc.	728	143,438
The Middleby Corp. *	728	91,262
		1,465,483

Commercial & Professional Services 7.7%
Brady Corp., Class A	2,080	98,259
Dun & Bradstreet Holdings, Inc. *	9,984	150,059
Korn Ferry	1,389	80,590
Stericycle, Inc. *	4,056	177,856
The Brink's Co.	4,355	264,392
		771,156

Consumer Durables & Apparel 3.7%
Mattel, Inc. *	10,686	238,618
Mohawk Industries, Inc. *	1,040	129,054
		367,672

Consumer Services 8.6%
ADT, Inc.	23,657	145,491
Adtalem Global Education, Inc. *	3,221	115,859
Lindblad Expeditions Holdings, Inc. *	19,609	158,833
Norwegian Cruise Line Holdings Ltd. *	18,231	202,729
OneSpaWorld Holdings Ltd. *	33,273	238,567
		861,479

Diversified Financials 8.1%
KKR & Co., Inc.	4,160	192,567
Lazard Ltd., Class A	4,979	161,369
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	2,594	250,269
The Goldman Sachs Group, Inc.	679	201,677
		805,882

Food & Staples Retailing 1.3%
Walgreens Boots Alliance, Inc.	3,328	126,131

Food, Beverage & Tobacco 0.9%
The JM Smucker Co.	679	86,919

Health Care Equipment & Services 8.0%
Cardinal Health, Inc.	1,976	103,285
Envista Holdings Corp. *	4,422	170,424
Laboratory Corp. of America Holdings	763	178,817
Patterson Cos., Inc.	5,073	153,712
Zimmer Biomet Holdings, Inc.	1,604	168,516
Zimvie, Inc. *	1,264	20,237
		794,991

Household & Personal Products 1.1%
Reynolds Consumer Products, Inc.	4,033	109,980

Insurance 5.9%
Aflac, Inc.	4,054	224,308
First American Financial Corp.	3,432	181,621
The Progressive Corp.	1,562	181,614
		587,543

Materials 1.3%
Axalta Coating Systems Ltd. *	6,032	133,368

Media & Entertainment 7.9%
Madison Square Garden Entertainment Corp. *	4,095	215,479
Madison Square Garden Sports Corp. *	832	125,632
Manchester United plc, Class A	14,248	158,438
Paramount Global, Class B	5,847	144,304
The Interpublic Group of Cos., Inc.	5,328	146,680
		790,533

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Bio-Rad Laboratories, Inc., Class A *	247	122,265
Charles River Laboratories International, Inc. *	821	175,670
Prestige Consumer Healthcare, Inc. *	3,909	229,849
		527,784

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 3.1%
CBRE Group, Inc., Class A *	2,184	160,764
Jones Lang LaSalle, Inc. *	856	149,680
		310,444

Retailing 0.9%
CarMax, Inc. *	1,040	94,099

Software & Services 5.2%
Fair Isaac Corp. *	486	194,837
Fiserv, Inc. *	2,496	222,069
The Hackett Group, Inc.	5,580	105,853
		522,759

Technology Hardware & Equipment 8.9%
Keysight Technologies, Inc. *	1,243	171,348
Knowles Corp. *	7,085	122,783
Littelfuse, Inc.	754	191,546
Motorola Solutions, Inc.	829	173,758
Zebra Technologies Corp., Class A *	776	228,105
		887,540
Total Common Stocks (Cost $12,234,000)		9,838,602

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (a)	132,247	132,247
Total Short-Term Investments (Cost $132,247)		132,247
Total Investments in Securities (Cost $12,366,247)		9,970,849

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,838,602	$—	$—	$9,838,602
Short-Term Investments[1]	132,247	—	—	132,247
Total	$9,970,849	$—	$—	$9,970,849

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG117329JUN22
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